Organization and Principal Activities (Narrative) (Details)	12 Months Ended			34 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2012
Shanghai Zunyi Business Consulting Ltd. [Member]
Organization and Principal Activities [Line Items]
Term of exclusive technology service agreement with VIE	20 years
VIE [Member]
Organization and Principal Activities [Line Items]
Contribution percentage in consolidated net revenues	6.11%	2.99%	3.58%
Contribution percentage in consolidated total assets	6.98%	2.69%
Variable Interest Entities Contribution Percentage Liabilities	2.85%	4.45%
Shanghai Baozun [Member] | Alibaba [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				25.16%
Shanghai Baozun [Member] | Private Opportunities [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				5.81%
Shanghai Baozun [Member] | GS Investment [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				3.88%
Shanghai Baozun [Member] | Stelca Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				1.53%
Shanghai Baozun [Member] | New Access [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				3.86%
Shanghai Baozun [Member] | Crescent Castle [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				24.80%
Shanghai Baozun [Member] | Infinity [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				6.46%